CONSTRUCTION IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2014
Construction In Progress [Abstract]
Schedule of Construction in Progress

A summary of construction in progress is as follows:

	December 31,
	2014	2013

Balance beginning	$1,255,430	$1,219,884
Additions	—	—
Transfer to fixed assets	—	—
Write off	—	—
Effect of foreign exchange rate changes	(30,533)	35,546
	$1,224,897	$1,255,430